CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Statement of cash flows [abstract]
OPERATING ACTIVITIES	$ (665)	¥ (4,482)	¥ 2,550
INVESTING ACTIVITIES
Interest received			3,800
Additions of service concession right			(68)
Purchase of property, plant and equipment	(1)	(6)	(2)
Purchase of structured deposit product			(40,000)
Disposal of property, plant and equipment		3
Disposal of a subsidiary			(263)
Loan to an unrelated company			(80,000)
Repayment from loans due from related companies			125,000
Proceeds from maturity of structured deposit product			45,000
Proceeds from maturity of structured deposit product	(1)	(3)	53,467
FINANCING ACTIVITIES
Proceeds from issuance of shares			41,996
Repayments of bank loans	(224)	(1,500)	(1,500)
Advances from related companies	22	149	430
Repayment to related companies			(50,100)
Repayments to the Shareholder			(7,155)
Payment of principal portion of lease liabilities	(81)	(543)	(665)
Payment of interest expenses of lease liabilities	(8)	(53)	(86)
Dividends paid to non-controlling shareholders			(2,400)
Interest paid	(292)	(1,954)	(2,032)
Net cash flows used in financing activities	(583)	(3,901)	(21,512)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(1,249)	(8,386)	34,505
NET FOREIGN EXCHANGE DIFFERENCE	138	942	860
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	8,711	58,359	56,580
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 7,600	¥ 50,915	¥ 91,945